UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21470
Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 113.3%

Security	Shares	Value
Beverages — 3.7%
Diageo PLC	1,500,000	$23,383,085
SABMiller PLC	600,000	13,872,126

		$37,255,211

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	75,000	$12,247,500
Man Group PLC	5,500,000	25,419,037

		$37,666,537

Commercial Banks — 1.4%
Wells Fargo & Co.	585,461	$14,320,376

		$14,320,376

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	400,000	$17,320,000

		$17,320,000

Construction Materials — 1.8%
Lafarge SA	250,000	$18,060,150

		$18,060,150

Diversified Financial Services — 1.2%
Bank of America Corp.	800,000	$11,832,000

		$11,832,000

Diversified Telecommunication Services — 10.8%
AT&T, Inc.	795,000	$20,852,850
BCE, Inc.	748,000	17,233,920
CenturyTel, Inc.	355,000	11,143,450
France Telecom SA	650,000	16,212,895
Hellenic Telecommunications Organization SA	300,000	4,700,680
Koninklijke KPN NV	550,000	8,272,546
Qwest Communications International, Inc.	3,500,000	13,510,000
Telkom South Africa, Ltd.	880,748	4,385,619
Telstra Corp., Ltd.	4,000,000	11,795,877

		$108,107,837

Electric Utilities — 26.3%
E.ON AG	1,500,000	$56,675,468
Edison International	450,000	14,544,000
Enel SpA	4,300,000	23,367,564
Entergy Corp.	350,000	28,115,500
Exelon Corp.	560,000	28,481,600
FPL Group, Inc.	700,000	39,669,000
Scottish and Southern Energy PLC	2,500,000	46,275,384
Southern Co. (The)	385,000	12,089,000
Terna Rete Elettrica Nazionale SPA	4,000,000	14,098,252

		$263,315,768

Electrical Equipment — 1.1%
ABB, Ltd.	600,000	$10,966,987

		$10,966,987

Energy Equipment & Services — 3.2%
Diamond Offshore Drilling, Inc.	355,000	$31,903,850

		$31,903,850

Security	Shares	Value
Food Products — 7.2%
Kraft Foods, Inc., Class A	500,000	$14,170,000
Nestle SA	1,000,000	41,094,436
Tate & Lyle PLC	2,700,000	16,559,545

		$71,823,981

Gas Utilities — 2.5%
Enagas	500,000	$9,885,898
Gas Natural SDG SA	800,000	14,959,367

		$24,845,265

Hotels, Restaurants & Leisure — 4.4%
McDonald’s Corp.	800,000	$44,048,000

		$44,048,000

Insurance — 3.6%
AXA SA	700,000	$14,775,850
Prudential Financial, Inc.	470,000	20,806,900
Swiss Life Holding AG(2)	6,939	694,291

		$36,277,041

IT Services — 1.7%
Indra Sistemas SA	250,000	$5,744,945
MasterCard, Inc., Class A	60,000	11,641,800

		$17,386,745

Machinery — 3.5%
Deere & Co.	700,000	$30,618,000
Vallourec SA	36,847	4,848,488

		$35,466,488

Metals & Mining — 5.5%
KGHM Polska Miedz SA	600,000	$17,845,639
Southern Copper Corp.	1,200,000	30,912,000
Voestalpine AG	227,265	6,304,332

		$55,061,971

Multi-Utilities — 4.8%
RWE AG	575,000	$48,509,317

		$48,509,317

Oil, Gas & Consumable Fuels — 12.7%
Chevron Corp.	650,000	$45,155,500
Marathon Oil Corp.	1,100,000	35,475,000
StatoilHydro ASA	2,200,000	47,037,849

		$127,668,349

Paper & Forest Products — 0.8%
Stora Enso Oyj(2)	1,250,000	$7,945,002

		$7,945,002

Pharmaceuticals — 4.2%
Novartis AG ADR	200,000	$9,124,000
Sanofi-Aventis SA	250,000	16,356,808
Wyeth	350,000	16,292,500

		$41,773,308

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	206,322	$12,007,940

		$12,007,940

Road & Rail — 0.1%
Firstgroup PLC	194,595	$1,077,887

		$1,077,887

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	300,000	$8,211,000

		$8,211,000

Tobacco — 4.6%
Altria Group, Inc.	400,000	$7,012,000
Philip Morris International, Inc.	850,000	39,610,000

		$46,622,000

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	250,000	$6,960,000

		$6,960,000

Total Common Stocks (identified cost $864,677,270)		$1,136,433,010

Preferred Stocks — 17.9%

Security	Shares	Value
Capital Markets — 0.2%
Morgan Stanley, 4.00%(4)	110,000	$1,853,500

		$1,853,500

Commercial Banks — 7.6%
ABN AMRO North America Capital Funding Trust, 6.968%(3)(4)	3,300	$1,456,125
BBVA International SA Unipersonal, 5.919%(4)	4,000	2,671,516
BNP Paribas, 7.195%(3)(4)	140	10,452,120
BNP Paribas Capital Trust, 9.003%(3)(4)	15,000	12,956,115
Credit Agricole SA/London, 6.637%(3)(4)	9,950	6,481,052
DB Contingent Capital Trust II, 6.55%	135,000	2,663,550
Den Norske Bank, 7.729%(3)(4)	2,000	1,626,682
First Tennessee Bank, 3.75%(3)(4)	5,275	2,126,484
Landsbanki Islands HF, 7.431%(3)(4)(5)	14,850	8,910
Lloyds Banking Group PLC, 6.657%(3)(4)	18,000	7,626,150
PNC Financial Services Group, Inc., Series F, 9.875%(4)	48,600	1,274,292
Royal Bank of Scotland Group PLC, 7.64%(4)	131	6,369,312
Santander Finance Unipersonal, 6.50%	386,500	8,522,325
Standard Chartered PLC, 6.409%(3)(4)	99	6,645,296
UBS Preferred Funding Trust I, 8.622%(4)	3,000	2,336,754
Wells Fargo & Co., 7.50%	2,900	2,435,884

		$75,652,567

Diversified Financial Services — 0.5%
CoBank, ACB, 11.00%(3)	110,000	$5,186,665

		$5,186,665

Electric Utilities — 0.2%
Georgia Power Co., 6.50%	20,000	$1,763,126

		$1,763,126

Food Products — 0.5%
Dairy Farmers of America, 7.875%(3)	75,230	$4,904,056

		$4,904,056

Insurance — 8.3%
Aegon NV, 6.375%	470,000	$7,520,000
Arch Capital Group, Ltd., Series A, 8.00%	77,000	1,805,650
Arch Capital Group, Ltd., Series B, 7.875%	11,000	242,220
AXA SA, 6.379%(3)(4)	2,500	1,775,013
AXA SA, 6.463%(3)(4)	21,675	14,724,694
Endurance Specialty Holdings, Ltd., 7.75%	246,200	5,034,790
ING Capital Funding Trust III, 8.439%(4)	21,300	14,751,784
ING Groep NV, 8.50%	255,211	5,558,496

Security	Shares	Value
Prudential PLC, 6.50%	18,500	$14,511,196
RenaissanceRe Holdings, Ltd., 6.08%	257,500	4,750,875
RenaissanceRe Holdings, Ltd., 6.60%	115,000	2,417,300
Zurich Regcaps Fund Trust VI, 1.214%(3)(4)	16,200	10,362,938

		$83,454,956

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33%(3)(4)	7,000	$6,457,937

		$6,457,937

Total Preferred Stocks (identified cost $267,434,885)		$179,272,807

Corporate Bonds & Notes — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.4%
Capital One Capital V, 10.25%, 8/15/39	$3,500	$3,569,636

Total Corporate Bonds & Notes (identified cost $3,459,610)		$3,569,636

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$15,811	$15,810,710

Total Short-Term Investments (identified cost $15,810,710)		$15,810,710

Total Investments — 133.2% (identified cost $1,151,382,475)		$1,335,086,163

Other Assets, Less Liabilities — (33.2)%		$(332,484,392)

Net Assets — 100.0%		$1,002,601,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $92,790,237 or 9.3% of the Fund’s net assets.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(5)		Defaulted security.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $87,091.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value

United States	49.7%	$663,899,164
United Kingdom	11.0	147,227,822
Germany	7.9	105,184,785
France	7.0	93,234,950
Switzerland	4.6	61,879,714
Norway	3.7	48,664,531
Spain	2.9	39,112,535
Italy	2.8	37,465,816
Peru	2.3	30,912,000
Canada	1.8	24,193,920
Netherlands	1.6	21,351,042
Poland	1.3	17,845,639
Australia	0.9	11,795,877
Bermuda	0.7	8,973,825
Finland	0.6	7,945,002
Austria	0.5	6,304,332
Greece	0.4	4,700,680
South Africa	0.3	4,385,619
Iceland	0.0	8,910

Total Investments	100.0%	$1,335,086,163

The Fund did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,151,426,375

Gross unrealized appreciation	$273,731,962
Gross unrealized depreciation	(90,072,174)

Net unrealized appreciation	$183,659,788

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$44,048,000	$—		$—	$44,048,000
Consumer Staples	60,792,000	94,909,192		—	155,701,192
Energy	112,534,350	47,037,849		—	159,572,199
Financials	71,214,716	40,889,178		—	112,103,894
Health Care	25,416,500	16,356,808		—	41,773,308
Industrials	30,618,000	16,893,362		—	47,511,362
Information Technology	37,172,800	5,744,945		—	42,917,745
Materials	30,912,000	50,155,123		—	81,067,123
Telecommunication Services	69,700,220	45,367,617		—	115,067,837
Utilities	122,899,100	213,771,250		—	336,670,350

Total Common Stocks	$605,307,686	$531,125,324	*	$—	$1,136,433,010

Preferred Stocks
Consumer Staples	$—	$4,904,056		$—	$4,904,056
Energy	—	6,457,937		—	6,457,937
Financials	44,078,882	122,068,806		—	166,147,688
Utilities	—	1,763,126		—	1,763,126

Total Preferred Stocks	$44,078,882	$135,193,925		$—	$179,272,807

Corporate Bonds & Notes	$—	$3,569,636		$—	$3,569,636
Short-Term Investments	15,810,710	—		—	15,810,710

Total Investments	$665,197,278	$669,888,885		$—	$1,335,086,163

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009